First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
466,959	First Trust China AlphaDEX® Fund	$14,634,495
218,459	First Trust Developed Markets ex-U.S. AlphaDEX® Fund	18,990,597
639,355	First Trust Emerging Markets AlphaDEX® Fund	19,151,048
246,689	First Trust Europe AlphaDEX® Fund	13,471,686
214,421	First Trust Eurozone AlphaDEX® ETF	13,351,996
211,736	First Trust Germany AlphaDEX® Fund	12,707,950
263,149	First Trust United Kingdom AlphaDEX® Fund	13,252,579
	Total Exchange-Traded Funds	105,560,351
	(Cost $112,954,178)
MONEY MARKET FUNDS — 0.1%
152,120	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	152,120
	(Cost $152,120)

	Total Investments — 100.0%	105,712,471
	(Cost $113,106,298)
	Net Other Assets and Liabilities — (0.0)%	(27,890)
	Net Assets — 100.0%	$105,684,581

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$105,560,351	$105,560,351	$—	$—
Money Market Funds	152,120	152,120	—	—
Total Investments	$105,712,471	$105,712,471	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at March 31, 2026, and for the fiscal year-to-date period (January 1, 2026 to March 31, 2026) are as follows:

Security Name	Shares at 3/31/2026	Value at 12/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust China AlphaDEX® Fund	466,959	$—	$16,384,088	$(1,009,402)	$(738,290)	$(1,901)	$14,634,495	$—
First Trust Developed Markets ex- U.S. AlphaDEX® Fund	218,459	—	21,779,398	(1,313,066)	(1,444,602)	(31,133)	18,990,597	72,243
First Trust Dow Jones Internet Index Fund	—	15,059,544	14,989,040	(28,210,509)	(4,404,633)	2,566,558	—	—
First Trust Emerging Markets AlphaDEX® Fund	639,355	—	20,848,220	(1,277,005)	(410,193)	(9,974)	19,151,048	21,636
First Trust Europe AlphaDEX® Fund	246,689	—	15,198,716	(910,572)	(788,839)	(27,619)	13,471,686	19,045
First Trust Eurozone AlphaDEX® ETF	214,421	—	15,077,758	(904,360)	(795,171)	(26,231)	13,351,996	2,976
First Trust Financials AlphaDEX® Fund	—	15,419,787	16,258,750	(31,623,267)	(1,097,823)	1,042,553	—	—
First Trust Germany AlphaDEX® Fund	211,736	—	15,597,398	(892,711)	(1,926,662)	(70,075)	12,707,950	—
First Trust Indxx Aerospace Defense ETF	—	16,028,792	16,160,175	(34,423,109)	(306,199)	2,540,341	—	—
First Trust Large Cap Growth AlphaDEX® Fund	—	20,405,799	21,639,274	(42,578,219)	(6,454,723)	6,987,869	—	—
First Trust Nasdaq Semiconductor ETF	—	14,826,930	17,391,302	(35,237,538)	(1,018,629)	4,037,935	—	—
First Trust NYSE Arca Biotechnology Index Fund	—	—	29,626,748	(28,968,971)	—	(657,777)	—	—
First Trust Small Cap Growth AlphaDEX® Fund	—	20,795,644	21,899,318	(43,844,377)	(7,712,401)	8,861,816	—	—
First Trust United Kingdom AlphaDEX® Fund	263,149	—	15,499,252	(916,510)	(1,290,070)	(40,093)	13,252,579	41,831
First Trust Utilities AlphaDEX® Fund	—	15,321,809	2,491,472	(18,082,795)	(1,277,889)	1,547,403	—	—
		$117,858,305	$260,840,909	$(270,192,411)	$(29,666,124)	$26,719,672	$105,560,351	$157,731

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 97.3%
	Aerospace & Defense — 1.7%
3,014	Leonardo DRS, Inc. (a)	$134,183
7,781	StandardAero, Inc. (a) (b)	200,983
781	V2X, Inc. (b)	53,499
		388,665
	Air Freight & Logistics — 0.5%
4,542	ZTO Express Cayman, Inc., ADR	114,322
	Banks — 3.3%
428	Coastal Financial Corp. (b)	32,571
973	Credicorp Ltd. (a)	330,022
747	FB Financial Corp.	38,799
1,278	First Busey Corp.	32,295
1,925	First Financial Bankshares, Inc.	56,691
2,220	ING Groep N.V., ADR	57,831
358	Nicolet Bankshares, Inc.	53,206
1,236	UMB Financial Corp.	139,409
		740,824
	Biotechnology — 1.4%
4,599	Catalyst Pharmaceuticals, Inc. (a) (b)	113,871
1,281	Immunocore Holdings PLC, ADR (b)	38,622
3,546	Immunovant, Inc. (b)	88,083
2,206	KalVista Pharmaceuticals, Inc. (b)	44,407
509	Scholar Rock Holding Corp. (b)	25,022
		310,005
	Broadline Retail — 1.6%
5,270	Etsy, Inc. (a) (b)	263,395
5,870	Vipshop Holdings Ltd., ADR	92,276
		355,671
	Building Products — 0.7%
733	Modine Manufacturing Co. (b)	158,848
	Capital Markets — 5.9%
3,268	Etoro Group Ltd., Class A (b)	98,138
3,766	Federated Hermes, Inc. (a)	213,570
2,501	Futu Holdings Ltd., ADR (a) (b)	342,037
1,713	Hamilton Lane, Inc., Class A	170,272
1,419	Marex Group PLC	63,259
1,338	MarketAxess Holdings, Inc. (a)	220,743
822	Miami International Holdings, Inc. (b)	31,992
2,626	Moelis & Co., Class A	149,682
2,275	Patria Investments Ltd., Class A	28,665
		1,318,358
	Chemicals — 0.3%
91	NewMarket Corp.	58,326
	Commercial Services & Supplies — 1.1%
5,436	Montrose Environmental Group, Inc. (a) (b)	118,994
4,054	OPENLANE, Inc. (a) (b)	118,174
		237,168
	Communications Equipment — 1.9%
143	Lumentum Holdings, Inc. (b)	100,495

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
3,801	NetScout Systems, Inc. (a) (b)	$120,834
18,390	Telefonaktiebolaget LM Ericsson, ADR (a)	207,255
		428,584
	Construction & Engineering — 7.2%
3,805	AECOM (a)	322,740
1,024	Argan, Inc. (a)	557,721
277	Everus Construction Group, Inc. (b)	32,703
1,268	MasTec, Inc. (a) (b)	407,966
670	Sterling Infrastructure, Inc. (a) (b)	272,871
		1,594,001
	Construction Materials — 0.4%
1,162	Knife River Corp. (b)	94,877
	Consumer Finance — 2.2%
300	Bread Financial Holdings, Inc.	22,467
384	Dave, Inc. (b)	66,851
371	Encore Capital Group, Inc. (b)	26,015
1,335	FirstCash Holdings, Inc. (a)	250,980
848	LendingTree, Inc. (b)	36,362
518	Nelnet, Inc., Class A	66,801
2,382	NerdWallet, Inc., Class A (b)	24,725
		494,201
	Consumer Staples Distribution & Retail — 1.4%
39	Casey’s General Stores, Inc.	28,386
7,482	Maplebear, Inc. (a) (b)	280,276
		308,662
	Containers & Packaging — 0.4%
789	Crown Holdings, Inc.	79,097
	Distributors — 0.4%
2,025	GigaCloud Technology, Inc., Class A (b)	91,894
	Diversified Consumer Services — 2.3%
2,182	Frontdoor, Inc. (a) (b)	115,341
1,583	OneSpaWorld Holdings Ltd.	36,330
3,824	Perdoceo Education Corp. (a)	142,291
2,520	Stride, Inc. (a) (b)	222,188
		516,150
	Electric Utilities — 0.3%
1,036	Portland General Electric Co.	54,670
	Electrical Equipment — 0.8%
6,654	Sunrun, Inc. (b)	90,228
304	Vertiv Holdings Co., Class A	76,177
		166,405
	Electronic Equipment, Instruments & Components — 0.6%
662	Belden, Inc.	76,018
1,708	ScanSource, Inc. (b)	62,000
		138,018
	Energy Equipment & Services — 2.0%
2,754	Archrock, Inc.	95,839

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Energy Equipment & Services (Continued)
2,095	Select Water Solutions, Inc.	$32,053
2,705	TechnipFMC PLC (a)	186,997
2,361	Tenaris S.A., ADR	137,363
		452,252
	Entertainment — 0.6%
13,799	Tencent Music Entertainment Group, ADR (a)	128,055
	Financial Services — 2.5%
357	Euronet Worldwide, Inc. (b)	23,694
1,131	EVERTEC, Inc.	31,917
189	MGIC Investment Corp.	4,961
2,777	Radian Group, Inc.	91,863
2,415	Sezzle, Inc. (a) (b)	152,846
29,681	Western Union (The) Co. (a)	259,115
		564,396
	Food Products — 0.8%
2,264	Cal-Maine Foods, Inc. (a)	179,196
	Gas Utilities — 0.1%
244	Spire, Inc.	22,092
	Health Care Equipment & Supplies — 1.1%
1,254	Globus Medical, Inc., Class A (b)	108,045
1,356	Lantheus Holdings, Inc. (b)	102,853
321	LeMaitre Vascular, Inc.	35,043
		245,941
	Health Care Providers & Services — 1.3%
1,247	Castle Biosciences, Inc. (b)	30,614
2,708	Encompass Health Corp. (a)	261,945
		292,559
	Health Care REITs — 1.8%
606	CareTrust REIT, Inc.	22,210
10,101	Healthcare Realty Trust, Inc. (a)	171,616
3,257	Omega Healthcare Investors, Inc. (a)	142,722
2,858	Sabra Health Care REIT, Inc.	54,959
		391,507
	Health Care Technology — 1.6%
2,053	Veeva Systems, Inc., Class A (a) (b)	360,630
	Hotels, Restaurants & Leisure — 3.3%
2,699	Monarch Casino & Resort, Inc. (a)	258,024
1,814	Texas Roadhouse, Inc. (a)	299,564
1,939	Travel + Leisure Co. (a)	134,160
683	Viking Holdings Ltd. (b)	50,187
		741,935
	Independent Power and Renewable Electricity Producers — 0.7%
1,323	Ormat Technologies, Inc.	148,070
	Industrial REITs — 0.5%
2,935	STAG Industrial, Inc. (a)	105,836
	Insurance — 5.7%
3,062	Accelerant Holdings, Class A (b)	40,908

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
656	Axis Capital Holdings Ltd.	$66,525
1,582	CNO Financial Group, Inc.	64,957
342	Hanover Insurance Group (The), Inc.	59,286
514	HCI Group, Inc.	79,470
1,459	Horace Mann Educators Corp.	62,270
190	Kinsale Capital Group, Inc.	64,915
967	Reinsurance Group of America, Inc. (a)	197,423
829	RenaissanceRe Holdings Ltd. (a)	246,404
1,882	RLI Corp.	107,349
4,246	SiriusPoint Ltd. (b)	91,459
1,214	Skyward Specialty Insurance Group, Inc. (b)	53,027
2,702	Slide Insurance Holdings, Inc. (b)	48,636
1,360	Sun Life Financial, Inc.	85,082
		1,267,711
	Interactive Media & Services — 0.5%
2,346	Cargurus, Inc. (b)	79,881
2,062	EverQuote, Inc., Class A (b)	31,796
		111,677
	Leisure Products — 0.3%
4,766	Callaway Golf Co. (b)	66,152
	Life Sciences Tools & Services — 0.6%
1,005	Illumina, Inc. (a) (b)	123,876
	Machinery — 1.1%
1,665	Atmus Filtration Technologies, Inc.	94,522
983	Blue Bird Corp. (b)	55,825
619	Helios Technologies, Inc.	40,055
556	Toro (The) Co.	51,953
		242,355
	Marine Transportation — 0.9%
401	Genco Shipping & Trading Ltd.	9,043
7,120	ZIM Integrated Shipping Services Ltd. (a)	187,612
		196,655
	Media — 0.7%
5,859	Magnite, Inc. (b)	69,605
414	Nexstar Media Group, Inc.	74,864
		144,469
	Metals & Mining — 4.1%
3,234	Constellium SE (b)	79,492
17,147	Fortuna Mining Corp. (a) (b)	170,270
6,011	IAMGOLD Corp. (b)	113,127
2,013	Southern Copper Corp. (a)	346,357
414	Teck Resources Ltd., Class B	21,424
2,051	Warrior Met Coal, Inc. (a)	191,050
		921,720
	Mortgage REITs — 0.5%
2,592	Apollo Commercial Real Estate Finance, Inc.	27,372

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs (Continued)
3,236	Blackstone Mortgage Trust, Inc., Class A	$61,969
2,822	MFA Financial, Inc.	27,035
		116,376
	Office REITs — 0.8%
5,027	Kilroy Realty Corp.	141,811
1,120	SL Green Realty Corp.	41,373
		183,184
	Oil, Gas & Consumable Fuels — 8.0%
1,107	BP PLC, ADR	52,029
2,408	Calumet, Inc. (b)	86,447
4,674	CNX Resources Corp. (a) (b)	180,183
4,350	CVR Energy, Inc. (a) (b)	146,377
4,684	DHT Holdings, Inc.	85,577
4,512	Dorian LPG Ltd. (a)	154,310
618	Gulfport Energy Corp. (b)	130,750
918	International Seaways, Inc.	66,904
4,990	Magnolia Oil & Gas Corp., Class A	157,534
2,413	Ovintiv, Inc.	143,236
3,784	Permian Resources Corp., Class A	80,675
2,454	Petroleo Brasileiro S.A. - Petrobras, ADR	50,921
3,831	Scorpio Tankers, Inc. (a)	286,022
2,324	Teekay Tankers Ltd., Class A (a)	170,396
		1,791,361
	Passenger Airlines — 0.4%
771	Copa Holdings S.A., Class A	87,593
	Personal Care Products — 0.2%
3,065	BellRing Brands, Inc. (b)	49,316
	Pharmaceuticals — 2.8%
1,010	ANI Pharmaceuticals, Inc. (b)	77,669
1,982	AstraZeneca PLC (a)	390,890
141	Novartis AG, ADR (a)	21,538
1,677	Pacira BioSciences, Inc. (b)	37,900
1,936	Royalty Pharma PLC, Class A	92,870
		620,867
	Professional Services — 2.7%
4,393	ExlService Holdings, Inc. (b)	133,767
1,011	Exponent, Inc.	65,968
4,800	Genpact Ltd. (a)	178,800
1,173	Korn Ferry	73,840
1,082	Maximus, Inc.	69,356
7,089	Upwork, Inc. (a) (b)	77,696
		599,427
	Real Estate Management & Development — 1.8%
1,193	Jones Lang LaSalle, Inc. (a) (b)	363,054
3,140	Newmark Group, Inc., Class A	47,068
		410,122
	Retail REITs — 0.2%
1,924	Urban Edge Properties	38,441

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 2.8%
751	Ambarella, Inc. (b)	$38,658
5,859	Amkor Technology, Inc. (a)	263,831
2,240	Credo Technology Group Holding Ltd. (a) (b)	210,269
525	MKS, Inc.	120,650
		633,408
	Software — 7.0%
1,869	ACI Worldwide, Inc. (b)	76,648
955	Alarm.com Holdings, Inc. (b)	41,246
291	Atlassian Corp., Class A (b)	19,861
1,128	Blackbaud, Inc. (b)	43,552
6,167	Box, Inc., Class A (b)	145,788
2,477	Check Point Software Technologies Ltd. (a) (b)	353,840
5,020	Clear Secure, Inc., Class A (a)	243,018
4,081	Dropbox, Inc., Class A (a) (b)	92,720
7,671	Freshworks, Inc., Class A (a) (b)	61,598
4,508	Pegasystems, Inc. (a)	191,861
4,719	Samsara, Inc., Class A (b)	149,545
2,388	Workiva, Inc. (b)	142,396
		1,562,073
	Specialized REITs — 0.3%
2,709	Outfront Media, Inc.	71,788
	Specialty Retail — 2.6%
4,081	Advance Auto Parts, Inc. (a)	215,273
436	Murphy USA, Inc. (a)	215,371
961	National Vision Holdings, Inc. (b)	24,890
1,712	Upbound Group, Inc.	30,901
2,077	Victoria’s Secret & Co. (b)	96,290
		582,725
	Textiles, Apparel & Luxury Goods — 0.3%
3,849	Wolverine World Wide, Inc.	62,816
	Trading Companies & Distributors — 1.2%
733	Applied Industrial Technologies, Inc. (a)	194,480
1,053	Boise Cascade Co.	79,870
		274,350
	Transportation Infrastructure — 0.3%
231	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	57,027
	Wireless Telecommunication Services — 0.8%
927	America Movil S.A.B. de C.V., ADR	23,620
2,092	Millicom International Cellular S.A. (a)	156,774
		180,394
	Total Common Stocks	21,677,098
	(Cost $21,408,637)
MONEY MARKET FUNDS — 4.3%
967,666	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	967,666
	(Cost $967,666)
	Total Investments — 101.6%	22,644,764
	(Cost $22,376,303)

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.6)%
	Call Options Written — (1.6)%
(131)	iShares Russell 2000 ETF	$(3,248,800)	$250.00	04/17/26	$(72,443)
(120)	iShares Russell 2000 ETF	(2,976,000)	251.00	04/17/26	(62,520)
(135)	iShares Russell 2000 ETF	(3,348,000)	252.00	04/17/26	(63,720)
(120)	iShares Russell 2000 ETF	(2,976,000)	253.00	04/17/26	(51,480)
(130)	iShares Russell 2000 ETF	(3,224,000)	251.00	05/15/26	(113,230)
	Total Written Options				(363,393)
	(Premiums received $442,141)
	Net Other Assets and Liabilities — 0.0%				7,979
	Net Assets — 100.0%				$22,289,350

(a)	All or a portion of this security is pledged as collateral for the options written. At March 31, 2026, the value of these securities amounts to $6,227,126.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$21,677,098	$21,677,098	$—	$—
Money Market Funds	967,666	967,666	—	—
Total Investments	$22,644,764	$22,644,764	$—	$—

LIABILITIES TABLE
	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(363,393)	$(363,393)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund VI
Additional Information
March 31, 2026 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.